Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
Year	Summary Compensation Table Total for Thomas L. Deitrich $	Compensation Actually Paid to Thomas L. Deitrich(1)(4) $	Average Summary Compensation Table Total for Non-CEO NEOs(2) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(4) $	Year-end value of $100 invested on 12/31/2019 in:
					ITRI $	Peer Group(3) $	Net Income (in millions)(5) $	Adj. EBITDA (in millions)(6) $
2022	3,902,881	2,250,444	1,168,312	745,460	60.33	73.66	-9.7	95.1
2021	4,540,331	1,622,016	1,712,738	1,026,630	81.62	141.30	-81.3	115.2
2020	3,638,204	3,575,534	1,311,769	1,011,247	114.23	121.61	-58.0	178.4

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2022		2021		2020
	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,902,881	$1,168,312	$4,540,331	$1,712,738	$3,638,204	$1,311,769
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,059,156)	$(709,055)	$(2,877,281)	$(961,141)	$(2,825,379)	$(829,675)
Year-end fair value of unvested awards granted in the current year	$3,211,801	$681,699	$1,951,279	$637,750	$2,708,224	$711,796
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(754,079)	$(204,887)	$(1,539,019)	$(283,938)	$528,745	$(105,992)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,051,004)	$(190,609)	$(453,294)	$(78,778)	$(474,260)	$(76,652)
	2022		2021		2020
	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,652,437)	$(422,852)	$(2,918,315)	$(686,108)	$(62,670)	$(300,523)
Compensation Actually Paid (as calculated)	$2,250,444	$745,460	$1,622,016	$1,026,630	$3,575,534	$1,011,247
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Marcolini, John F.
2021: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah
2020: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah
(3)	Pursuant to SEC guidance, year 2022 reflects the 2022 peer group as disclosed in our 2022 Form 10-K, and years 2021 & 2020 reflect the prior peer group as disclosed in the 2021 and 2020 Form 10-Ks.
2022: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.
2021: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
2020: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
We changed our 10-K peer group in 2022 to better reflect our global footprint and focus on networking equipment. If the Company continued to use the same peer group as it did in 2020 and 2021, the peer group's cumulative TSR for 2022 would have been $133.03. Peer group TSR represents the weighted peer group TSR, weighted according to respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(4)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.

(5)	Amounts represent net income reflected in the Company’s audited financial statements for the applicable year.
(6)
In the Company’s assessment, Adjusted EBITDA represents the most important financial performance measure (not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to the NEOs to Company performance for the most recently completed fiscal year. We define Adjusted EBITDA as net income (loss) (a) minus interest income, (b) plus interest expense, debt extinguishment, depreciation and amortization, restructuring, loss on sale of businesses, strategic initiative expenses, software project impairment, Russian currency translation write-off, goodwill impairment, acquisition, and integration, and (c) excluding income tax provision or benefit.

Company Selected Measure Name	Adj. EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Marcolini, John F.
2021: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah
2020: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah

Peer Group Issuers, Footnote [Text Block]
(3)	Pursuant to SEC guidance, year 2022 reflects the 2022 peer group as disclosed in our 2022 Form 10-K, and years 2021 & 2020 reflect the prior peer group as disclosed in the 2021 and 2020 Form 10-Ks.
2022: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.
2021: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
2020: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.

Changed Peer Group, Footnote [Text Block]
We changed our 10-K peer group in 2022 to better reflect our global footprint and focus on networking equipment. If the Company continued to use the same peer group as it did in 2020 and 2021, the peer group's cumulative TSR for 2022 would have been $133.03. Peer group TSR represents the weighted peer group TSR, weighted according to respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

Peer group's cumulative TSR if Company continued to use the same peer group as it did in previous years	$ 133.03
PEO Total Compensation Amount	3,902,881	$ 4,540,331	$ 3,638,204
PEO Actually Paid Compensation Amount	$ 2,250,444	1,622,016	3,575,534
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2022		2021		2020
	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,902,881	$1,168,312	$4,540,331	$1,712,738	$3,638,204	$1,311,769
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,059,156)	$(709,055)	$(2,877,281)	$(961,141)	$(2,825,379)	$(829,675)
Year-end fair value of unvested awards granted in the current year	$3,211,801	$681,699	$1,951,279	$637,750	$2,708,224	$711,796
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(754,079)	$(204,887)	$(1,539,019)	$(283,938)	$528,745	$(105,992)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,051,004)	$(190,609)	$(453,294)	$(78,778)	$(474,260)	$(76,652)
	2022		2021		2020
	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,652,437)	$(422,852)	$(2,918,315)	$(686,108)	$(62,670)	$(300,523)
Compensation Actually Paid (as calculated)	$2,250,444	$745,460	$1,622,016	$1,026,630	$3,575,534	$1,011,247

Non-PEO NEO Average Total Compensation Amount	$ 1,168,312	1,712,738	1,311,769
Non-PEO NEO Average Compensation Actually Paid Amount	$ 745,460	1,026,630	1,011,247
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2022		2021		2020
	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,902,881	$1,168,312	$4,540,331	$1,712,738	$3,638,204	$1,311,769
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,059,156)	$(709,055)	$(2,877,281)	$(961,141)	$(2,825,379)	$(829,675)
Year-end fair value of unvested awards granted in the current year	$3,211,801	$681,699	$1,951,279	$637,750	$2,708,224	$711,796
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(754,079)	$(204,887)	$(1,539,019)	$(283,938)	$528,745	$(105,992)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,051,004)	$(190,609)	$(453,294)	$(78,778)	$(474,260)	$(76,652)
	2022		2021		2020
	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs	Thomas L. Deitrich	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,652,437)	$(422,852)	$(2,918,315)	$(686,108)	$(62,670)	$(300,523)
Compensation Actually Paid (as calculated)	$2,250,444	$745,460	$1,622,016	$1,026,630	$3,575,534	$1,011,247

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net Income; and
•	the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net Income; and
•	the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Net Income [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net Income; and
•	the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net Income; and
•	the Company’s Adjusted EBITDA.

Tabular List [Table Text Block]
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.
Performance Measures
Adjusted EBITDA
Revenue
Free Cash Flow
Non-GAAP diluted EPS

Total Shareholder Return Amount	$ 60.33	81.62	114.23
Peer Group Total Shareholder Return Amount	73.66	141.3	121.61
Net Income (Loss)	$ (9,700,000)	$ (81,300,000)	$ (58,000,000)
Company Selected Measure Amount	95,100,000	115,200,000	178,400,000
PEO Name	Thomas L. Deitrich
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
In the Company’s assessment, Adjusted EBITDA represents the most important financial performance measure (not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to the NEOs to Company performance for the most recently completed fiscal year. We define Adjusted EBITDA as net income (loss) (a) minus interest income, (b) plus interest expense, debt extinguishment, depreciation and amortization, restructuring, loss on sale of businesses, strategic initiative expenses, software project impairment, Russian currency translation write-off, goodwill impairment, acquisition, and integration, and (c) excluding income tax provision or benefit.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP diluted EPS
PEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amount Added for Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amount Added for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,652,437)	(2,918,315)	(62,670)
PEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,059,156)	(2,877,281)	(2,825,379)
PEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,211,801	1,951,279	2,708,224
PEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(754,079)	(1,539,019)	528,745
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Difference in Fair Values between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,051,004)	(453,294)	(474,260)
PEO [Member] | Forfeitures during Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount Added for Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount Added for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(422,852)	(686,108)	(300,523)
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(709,055)	(961,141)	(829,675)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	681,699	637,750	711,796
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(204,887)	(283,938)	(105,992)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Difference in Fair Values between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(190,609)	(78,778)	(76,652)
Non-PEO NEO [Member] | Forfeitures during Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0